Post-employment benefits (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Defined Benefit Plan Expense
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

	For the three months ended						For the nine months ended
$ millions	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$69	$70	$54	$3	$4	$3	$207	$163	$10	$8
Past service cost (1)	–	–	–	–	–	–	(32)	–	(1)	–
Net interest (income) expense	(2)	(2)	(5)	5	5	6	(7)	(13)	15	18
Special termination benefits (1)	–	–	–	–	–	–	9	–	–	–
Plan administration costs	2	2	2	–	–	–	6	5	–	–
Net defined benefit plan expense recognized in net income	$69	$70	$51	$8	$9	$9	$183	$155	$24	$26
(1)	Amounts have been included in the restructuring charge recognized in the first quarter of 2020. See Note 13 for additional details.

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

	For the three months ended			For the nine months ended
$ millions	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
Defined contribution pension plans	$9	$8	$6	$26	$22
Government pension plans (1)	34	37	31	106	92
Total defined contribution plan expense	$43	$45	$37	$132	$114
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Defined Benefit Plan Expense
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the nine months ended
$ millions	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2020 Apr. 30	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31	2020 Jul. 31	2019 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(762)	$487	$(401)	$(49)	$30	$(25)	$(703)	$(1,085)	$(48)	$(73)
Net actuarial gains (losses) on plan assets	525	(178)	307	–	–	–	662	851	–	–
Changes in asset ceiling excluding interest income	1	(3)	–	–	–	–	(1)	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(236)	$306	$(94)	$(49)	$30	$(25)	$(42)	$(234)	$(48)	$(73)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.